SCHEDULE II - PARENT COMPANY - Statement of Income (Loss) and Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Investment gains (losses), net	$ (631)	$ 863	$ 872
Other income	1,028	926	576
Total revenues	12,644	7,614	12,415
EXPENSES
Interest expense	201	244	200
Other operating costs and expenses	2,185	2,107	1,700
Income (loss) from continuing operations, before income taxes	2,992	2,609	(1,093)
Income tax (expense) benefit	(598)	(439)	744
Net income (loss)	2,394	2,170	(349)
Less: Preferred stock dividends	80	79	53
Net income (loss) available to Holdings’ common shareholders	2,073	1,676	(701)
Net income (loss) available to Holdings’ common shareholders	2,073	1,676	(701)
Change in net unrealized gains (losses) on investments	1,364	654	(786)
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	18	266	48
Total other comprehensive income (loss), net of income taxes	(10,311)	(1,877)	3,026
Comprehensive income (loss) attributable to Holdings	(8,142)	(123)	2,371
Parent
REVENUES
Equity in income (losses) from continuing operations of consolidated subsidiaries	2,282	2,042	(668)
Net investment income (loss)	66	26	26
Investment gains (losses), net	0	(12)	0
Total revenues	2,348	2,056	(642)
EXPENSES
Interest expense	248	241	229
Other operating costs and expenses	33	58	40
Total expenses	281	299	269
Income (loss) from continuing operations, before income taxes	2,067	1,757	(911)
Income tax (expense) benefit	86	(2)	263
Net income (loss)	2,153	1,755	(648)
Less: Preferred stock dividends	80	79	53
Net income (loss) available to Holdings’ common shareholders	2,073	1,676	(701)
Net income (loss) available to Holdings’ common shareholders	2,073	1,676	(701)
Change in net unrealized gains (losses) on investments	(6)	(85)	47
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	10	251	53
Equity in net other comprehensive income (loss) from continuing operations of consolidated subsidiaries	(10,299)	(2,726)	2,919
Total other comprehensive income (loss), net of income taxes	(10,295)	(2,560)	3,019
Comprehensive income (loss) attributable to Holdings	$ (8,142)	$ (805)	$ 2,371